Related Parties - Summary of Expenses for Compensation of Its Key Executives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term compensation	R$ 47,003	R$ 47,936	R$ 41,659
Stock compensation	15,778	4,786	9,881
Post-employment benefits	2,737	2,866	2,640
Termination benefit	5,637	0	0
Total	R$ 71,155	R$ 55,588	R$ 54,180